Junior Subordinated Debentures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Junior Subordinated Debentures by Issuance

At September 30, 2017 and December 31, 2016, the Company’s junior subordinated debentures by issuance were as follows:

Name of Trust	Aggregate Principal Amount September 30, 2017	Aggregate Principal Amount December 31, 2016	Stated Maturity	Contractual Rate at September 30, 2017	Interest Rate Spread
Metropolitan Statutory Trust 1	$35,000	$35,000	March 17, 2034	4.11%	Three-month LIBOR + 2.79%
RidgeStone Capital Trust I	1,500	1,500	June 30, 2033	5.09%	Five-year LIBOR + 3.50%
Total liability, at par	36,500	36,500
Discount	(9,018)	(9,574)
Total liability, at carrying value	$27,482	$26,926

        At December 31, 2016 and 2015, the Company's junior subordinated debentures by issuance were as follows:

Name of Trust	Aggregate Principal Amount 2016	Aggregate Principal Amount 2015	Stated Maturity	Contractual Rate at December 31, 2016	Interest Rate Spread
Metropolitan Statutory Trust 1	$35,000	$35,000	March 17, 2034	3.78%	Three-month LIBOR + 2.79%
RidgeStone Capital Trust I	1,500	—	June 30, 2033	5.09%	Five-year LIBOR + 3.50%
Total liability, at par	36,500	35,000
Discount	(9,574)	(10,289)
Total liability, at fair value	$26,926	$24,711